LONGTERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Long Term Investments

8. LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

	Fair Value December 31,	Net Additions	Movements in foreign	Fair value adjustments	Fair Value December 31,
	2021		Exchange	for the period	2022
Talisker Resources	$3,880	$-	$(134)	$(2,106)	$1,640
Silver Wolf Exploration Ltd.	59	30	(35)	(3)	51
Endurance Gold Corp	-	53	(4)	6	55
	$3,939	$83	$(173)	$(2,103)	$1,746

Silver Wolf Exploration Ltd.

During the year ended December 31, 2022, the Company received 250,000 common shares (December 31, 2021 - received 131,718 common shares and 300,000 share purchase warrant at an exercise price of C$0.20) as part of the terms in the Option Agreement with Silver Wolf Exploration Ltd. Upon acquisition, the fair value of these common shares were recorded as “Option Income” as a credit to exploration and evaluation assets (see Note 9). Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

Endurance Gold Corp.

During the year ended December 31, 2022, the Company received 200,000 common shares as part of the terms of the Option Agreement with Endurance Gold Corp. Upon acquisition, the fair value of these common shares were recorded as “Other Income” on the statement of profit and loss. Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

See Note 9 for full details of the Option Agreement.